Intangible Assets Other Than Goodwill - Additional Information (Detail)	12 Months Ended			24 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 821,375,000	$ 686,076,000
Amortization expense of intangible assets	376,465,000	449,463,000	$ 351,114,000
Intangible assets with an indefinite useful life	0	0		$ 0
Capitalized finance cost	$ 1,185,000	$ 7,611,000	$ 14,407,000	$ 1,185,000
Weighted average finance cost	4.98	9.27	8.95	4.98
Impairment loss				$ 0
IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 738,387,000	$ 601,792,000
Amortization expense of intangible assets	357,855,000	437,962,000
Employee expenses capitalized	$ 76,470,000	$ 89,154,000	$ 82,662,000